Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	$ 14,139	$ 21,709
Accrued salaries, bonuses, vacation pay and related taxes	6,232	3,599
Provision for indirect taxes	2,230	2,242
Accrued professional services	1,146	1,407
VAT payable	184	283
Indirect taxes payables	743	163
Other payables and advances received	975	900
Total	25,649	30,303
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	292	284
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 2,681	$ 2,121